12. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash	$ 412,676	$ 278,993	$ 322,984
Restricted Cash	0	83,070	$ 29,546
Fair Value, Inputs, Level 1
Cash	412,676	278,993
Restricted Cash		83,070
Fair Value, Inputs, Level 2
Cash	0	0
Restricted Cash		0
Fair Value, Inputs, Level 3
Cash	$ 0	0
Restricted Cash		$ 0